SAP SE ADRhedged™
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
Common Stocks
— 99.5%
Information Technology — 99.5%
SAP SE, ADR
(Cost $961,864) .......................................................................................................... 3,609 $ 964,361
Short-Term Investment
— 0.6%
Money Market Funds — 0.6%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.98%
(a)
(Cost $5,573) ............................................................................................................ 5,573 5,573
Total Investments — 100.1%
(Cost $967,437) 969,934
Liabilities in excess of Other Assets,
Net — (0.1)% (563)
Net Assets — 100% $ 969,371
_______________
(a) Reflects the 7-day yield at September 30, 2025.
ADR: American Depositary Receipt
At September 30, 2025, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 10/01/25 USD 954,618 EUR 812,454 $ 19 $ —
CIBC 10/01/25 EUR 812,454 USD 953,065 — (1,572)
CIBC 10/02/25 EUR 810,297 USD 952,126 23 —
Total Unrealized Appreciation/(Depreciation) $ 42
$ (1,572)
* The currency hedge contracts have an automatic extension on the maturity date, however the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
EUR Euro